Long-term debt - Schedule of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 61,570
Less than one year
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	20,482
One to five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	30,869
More than five years
Disclosure of maturity analysis of operating lease payments [line items]
Lease liabilities	$ 10,219